T. ROWE PRICE Tax-Efficient Equity Fund
November 30, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 10.6%
Entertainment 1.1%
Electronic Arts  8,500 1,173
Endeavor Group Holdings, Class A  2,700 66
Netflix (1) 12,400 5,877
ROBLOX, Class A (1) 12,500 491
Spotify Technology (1) 9,656 1,788
Take-Two Interactive Software (1) 1,152 182
9,577
Interactive Media & Services 9.0%
Alphabet, Class C (1) 376,080 50,365
Match Group (1) 14,012 454
Meta Platforms, Class A (1) 83,700 27,382
Pinterest, Class A (1) 18,000 613
78,814
Media 0.5%
Omnicom Group  9,300 750
Trade Desk, Class A (1) 51,300 3,614
4,364
Total Communication Services 92,755
CONSUMER DISCRETIONARY 13.9%
Automobile Components 0.0%
Mobileye Global, Class A (1)(2) 3,000 123
123
Automobiles 1.3%
Ferrari (2) 2,240 804
Tesla (1) 44,175 10,606
11,410
Broadline Retail 5.3%
Amazon.com (1) 299,860 43,807
Coupang (1) 24,500 374
MercadoLibre (1) 1,600 2,593
Ollie's Bargain Outlet Holdings (1) 1,792 131
46,905
Distributors 0.1%
Pool  2,281 792
792
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (1) 700 61

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Duolingo (1) 500 106
Service Corp. International  12,880 789
956
Hotels, Restaurants & Leisure 3.0%
Airbnb, Class A (1) 13,472 1,702
Booking Holdings (1) 1,007 3,148
Caesars Entertainment (1) 800 36
Chipotle Mexican Grill (1) 2,600 5,726
Churchill Downs  1,700 197
Darden Restaurants  1,600 250
Domino's Pizza  3,337 1,311
DoorDash, Class A (1) 6,500 611
DraftKings, Class A (1) 30,500 1,166
Hilton Worldwide Holdings  36,500 6,115
Hyatt Hotels, Class A (2) 500 57
MGM Resorts International  23,800 939
Restaurant Brands International (2) 12,802 910
Royal Caribbean Cruises (1) 2,300 247
Starbucks  20,275 2,013
Vail Resorts  300 65
Wingstop  1,000 240
Wynn Resorts  1,300 110
Yum! Brands  12,500 1,569
26,412
Household Durables 0.1%
NVR (1) 150 923
923
Specialty Retail 3.2%
AutoZone (1) 1,204 3,142
Burlington Stores (1) 900 153
Five Below (1) 5,300 999
Floor & Decor Holdings, Class A (1)(2) 500 46
Home Depot  25,840 8,100
O'Reilly Automotive (1) 7,053 6,929
RH (1)(2) 200 54
Ross Stores  12,200 1,591
TJX  32,077 2,826
Tractor Supply (2) 7,152 1,452
Ulta Beauty (1) 5,400 2,300
Williams-Sonoma (2) 900 169
27,761
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1) 8,960 4,003
NIKE, Class B  23,749 2,619

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Skechers USA, Class A (1) 3,500 206
6,828
Total Consumer Discretionary 122,110
CONSUMER STAPLES 1.9%
Beverages 1.3%
Brown-Forman, Class B  4,712 277
Celsius Holdings (1)(2) 6,300 312
Constellation Brands, Class A  8,000 1,924
Diageo, ADR  5,500 773
Keurig Dr Pepper  24,615 777
Monster Beverage (1) 33,456 1,845
PepsiCo  33,300 5,604
11,512
Consumer Staples Distribution & Retail 0.4%
BJ's Wholesale Club Holdings (1) 12,500 807
Casey's General Stores  500 138
Dollar General  7,048 924
Dollar Tree (1) 1,000 124
Performance Food Group (1) 24,000 1,561
3,554
Food Products 0.1%
Hershey  5,583 1,049
1,049
Household Products 0.0%
Church & Dwight  919 89
89
Personal Care Products 0.1%
elf Beauty (1) 1,200 142
Estee Lauder, Class A  5,000 638
780
Total Consumer Staples 16,984
ENERGY 0.8%
Energy Equipment & Services 0.2%
Halliburton  32,500 1,204
Noble  4,100 189
1,393
Oil, Gas & Consumable Fuels 0.6%
APA  7,000 252
Cheniere Energy  8,100 1,476
Chesapeake Energy (2) 900 72
Coterra Energy  16,500 433

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Diamondback Energy  2,100 324
Hess  3,815 536
Magnolia Oil & Gas, Class A (2) 6,500 140
Matador Resources  2,200 127
Pioneer Natural Resources  8,200 1,900
5,260
Total Energy 6,653
FINANCIALS 9.4%
Banks 0.0%
NU Holdings, Class A (1) 48,500 395
395
Capital Markets 2.4%
Ares Management, Class A  13,600 1,527
BlackRock  1,600 1,202
Blue Owl Capital (2) 13,500 182
Cboe Global Markets  6,679 1,217
Charles Schwab  15,583 955
CME Group  7,310 1,596
FactSet Research Systems  1,100 499
LPL Financial Holdings  5,100 1,134
MarketAxess Holdings  3,760 903
Moody's  4,961 1,810
Morningstar  600 170
MSCI  4,300 2,240
S&P Global  11,437 4,756
Tradeweb Markets, Class A  28,640 2,775
20,966
Financial Services 6.2%
Apollo Global Management  33,500 3,082
Block (1) 10,000 634
Euronet Worldwide (1) 700 61
Fiserv (1) 20,200 2,638
FleetCor Technologies (1) 6,100 1,467
Mastercard, Class A  43,700 18,085
Toast, Class A (1)(2) 2,000 30
Visa, Class A  110,800 28,440
WEX (1) 667 118
54,555
Insurance 0.8%
Arch Capital Group (1) 6,700 561
Arthur J Gallagher  6,500 1,619
Assurant  800 134
Globe Life  1,400 172

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hartford Financial Services Group  15,300 1,196
Kinsale Capital Group  1,100 385
Marsh & McLennan  12,500 2,493
Ryan Specialty Holdings (1)(2) 7,000 321
6,881
Total Financials 82,797
HEALTH CARE 10.2%
Biotechnology 1.4%
Alnylam Pharmaceuticals (1) 2,301 387
Apellis Pharmaceuticals (1) 1,700 91
Argenx, ADR (1) 633 285
Ascendis Pharma, ADR (1) 200 20
BioNTech, ADR (1) 7,528 756
Exact Sciences (1) 2,900 186
Genmab, ADR (1) 22,588 714
Incyte (1) 1,359 74
Karuna Therapeutics (1) 1,500 287
Legend Biotech, ADR (1) 2,500 152
Moderna (1) 1,000 78
Neurocrine Biosciences (1) 2,945 343
Regeneron Pharmaceuticals (1) 4,200 3,460
Sarepta Therapeutics (1) 800 65
Vertex Pharmaceuticals (1) 14,199 5,038
11,936
Health Care Equipment & Supplies 1.1%
Align Technology (1) 2,800 599
Dexcom (1) 21,828 2,521
Globus Medical, Class A (1) 3,900 175
IDEXX Laboratories (1) 2,762 1,287
Inspire Medical Systems (1)(2) 200 29
Insulet (1) 1,700 321
Intuitive Surgical (1) 8,991 2,795
Lantheus Holdings (1) 1,600 115
Masimo (1) 1,000 94
Novocure (1) 4,000 49
Penumbra (1) 4,600 1,022
ResMed  2,200 347
Shockwave Medical (1) 1,200 209
STERIS  865 174
Teleflex  400 90
9,827
Health Care Providers & Services 3.7%
Acadia Healthcare (1) 1,300 95
agilon health (1) 2,000 21

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Cardinal Health  1,500 161
Cencora  1,600 325
Elevance Health  7,747 3,715
HCA Healthcare  5,100 1,277
Humana  3,053 1,480
McKesson  13,500 6,353
Molina Healthcare (1) 7,514 2,747
Tenet Healthcare (1) 2,400 166
UnitedHealth Group  29,100 16,091
32,431
Health Care Technology 0.2%
Veeva Systems, Class A (1) 7,692 1,341
1,341
Life Sciences Tools & Services 1.3%
Agilent Technologies  11,208 1,432
Bio-Techne  4,000 252
Bruker  3,000 195
Charles River Laboratories International (1) 400 79
Danaher  3,800 849
ICON (1) 600 160
IQVIA Holdings (1) 4,000 856
Mettler-Toledo International (1) 1,413 1,543
Repligen (1) 3,100 487
Thermo Fisher Scientific  8,019 3,976
West Pharmaceutical Services  4,900 1,719
11,548
Pharmaceuticals 2.5%
Eli Lilly  31,600 18,677
Zoetis  19,068 3,369
22,046
Total Health Care 89,129
INDUSTRIALS & BUSINESS SERVICES 6.9%
Aerospace & Defense 0.9%
Axon Enterprise (1) 7,600 1,747
BWX Technologies  1,400 109
HEICO  1,800 308
Hexcel  1,300 90
Howmet Aerospace  4,000 210
L3Harris Technologies  3,617 690
Northrop Grumman  3,700 1,758
TransDigm Group  3,428 3,301
8,213

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products 0.3%
A.O. Smith  1,400 106
Advanced Drainage Systems  1,000 121
Allegion  1,700 180
Carrier Global  1,600 83
Fortune Brands Innovations  1,800 123
Trane Technologies  6,400 1,443
Trex (1) 2,700 190
2,246
Commercial Services & Supplies 1.6%
Cintas  8,300 4,592
Clean Harbors (1) 3,100 501
Copart (1) 74,800 3,756
RB Global (2) 2,500 159
Republic Services  6,500 1,052
Rollins  21,000 856
Waste Connections  21,710 2,942
13,858
Construction & Engineering 0.2%
Quanta Services  8,300 1,563
Valmont Industries  700 154
WillScot Mobile Mini Holdings (1) 3,100 129
1,846
Electrical Equipment 0.6%
AMETEK  5,287 821
Eaton  10,500 2,391
Hubbell  3,600 1,080
Rockwell Automation  2,972 818
5,110
Ground Transportation 1.0%
Canadian Pacific Kansas City  12,000 864
JB Hunt Transport Services  400 74
Landstar System  600 104
Old Dominion Freight Line  4,867 1,894
Saia (1) 375 146
Uber Technologies (1) 77,000 4,341
Union Pacific  7,600 1,712
9,135
Industrial Conglomerates 0.1%
Roper Technologies  1,842 991
991

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery 0.5%
Cummins  3,663 821
Deere  8,847 3,224
Graco  1,200 97
IDEX  425 86
Middleby (1) 700 88
Otis Worldwide  1,000 86
RBC Bearings (1) 500 129
Toro  1,000 83
Westinghouse Air Brake Technologies  800 93
4,707
Passenger Airlines 0.0%
Alaska Air Group (1) 1,000 38
United Airlines Holdings (1) 1,000 39
77
Professional Services 1.0%
Automatic Data Processing  9,500 2,184
Booz Allen Hamilton Holding  3,826 479
Broadridge Financial Solutions  7,461 1,446
Ceridian HCM Holding (1)(2) 2,063 142
Equifax  4,214 917
FTI Consulting (1) 700 154
KBR  2,200 114
Paychex  7,900 963
Paycom Software  1,000 182
Paylocity Holding (1) 2,500 392
TransUnion  2,600 153
Verisk Analytics  8,181 1,975
9,101
Trading Companies & Distributors 0.7%
Fastenal  23,600 1,415
Ferguson  10,600 1,816
SiteOne Landscape Supply (1) 4,200 592
United Rentals  2,500 1,190
Watsco (2) 3,268 1,249
6,262
Total Industrials & Business Services 61,546
INFORMATION TECHNOLOGY 44.5%
Communications Equipment 0.7%
Arista Networks (1) 17,400 3,823
Motorola Solutions  6,500 2,099
5,922

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  52,386 4,767
CDW  11,015 2,323
Keysight Technologies (1) 1,418 193
Littelfuse  393 91
TE Connectivity  700 92
Zebra Technologies, Class A (1) 246 58
7,524
IT Services 2.0%
Accenture, Class A  23,836 7,941
Cloudflare, Class A (1) 8,700 671
EPAM Systems (1) 400 103
Gartner (1) 7,600 3,305
Globant (1) 100 22
GoDaddy, Class A (1) 2,500 250
MongoDB (1) 4,800 1,995
Shopify, Class A (1) 35,000 2,549
Snowflake, Class A (1) 5,546 1,041
VeriSign (1) 192 41
17,918
Semiconductors & Semiconductor Equipment 11.0%
Advanced Micro Devices (1) 34,551 4,186
Analog Devices  10,675 1,958
Broadcom  13,200 12,220
Entegris  21,860 2,282
First Solar (1) 400 63
KLA  21,100 11,492
Lam Research  4,760 3,408
Lattice Semiconductor (1) 11,457 671
Marvell Technology  29,400 1,638
Microchip Technology  52,822 4,407
MKS Instruments  500 41
Monolithic Power Systems  3,412 1,872
NVIDIA  96,000 44,899
ON Semiconductor (1) 14,500 1,034
Onto Innovation (1) 1,100 155
QUALCOMM  34,575 4,462
Skyworks Solutions  1,007 98
Taiwan Semiconductor Manufacturing, ADR  21,800 2,121
Teradyne  3,000 277
97,284
Software 20.0%
Adobe (1) 15,000 9,165
ANSYS (1) 2,000 587

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Appfolio, Class A (1) 600 114
AppLovin, Class A (1) 3,000 112
Autodesk (1) 7,791 1,702
Bentley Systems, Class B  5,949 310
BILL Holdings (1) 1,900 124
Cadence Design Systems (1) 18,789 5,134
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 450
Confluent, Class A (1) 9,100 193
Crowdstrike Holdings, Class A (1) 14,054 3,331
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (1)(3)(4) 5,133 377
Datadog, Class A (1) 18,063 2,106
Descartes Systems Group (1) 1,700 138
DoubleVerify Holdings (1) 1,900 63
Dynatrace (1) 6,448 345
Fair Isaac (1) 2,000 2,175
Fortinet (1) 83,000 4,363
HubSpot (1) 1,600 790
Intuit  14,500 8,286
Manhattan Associates (1) 6,900 1,539
Microsoft  252,125 95,533
Monday.com (1)(2) 1,000 180
nCino (1)(2) 200 6
Nutanix, Class A (1) 3,400 147
Palantir Technologies, Class A (1) 42,500 852
Palo Alto Networks (1) 15,800 4,662
Procore Technologies (1) 1,200 71
PTC (1) 7,900 1,243
Salesforce (1) 26,095 6,573
Samsara, Class A (1) 32,000 881
ServiceNow (1) 8,800 6,035
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 102
Socure, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,912 54
Synopsys (1) 17,328 9,413
Tanium, Class B, Acquisition Date: 9/24/20, Cost $53 (1)(3)(4) 4,598 23
Tyler Technologies (1) 6,294 2,573
Workday, Class A (1) 12,500 3,384
Workiva (1) 487 47
Zscaler (1) 14,800 2,923
176,106
Technology Hardware, Storage & Peripherals 9.9%
Apple  457,000 86,807
Pure Storage, Class A (1) 3,000 100

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Super Micro Computer (1) 800 219
87,126
Total Information Technology 391,880
MATERIALS 1.0%
Chemicals 0.7%
Air Products & Chemicals  2,400 649
CF Industries Holdings  2,000 150
Linde  4,600 1,904
PPG Industries  2,600 369
RPM International  1,300 134
Sherwin-Williams  9,814 2,736
5,942
Construction Materials 0.2%
Vulcan Materials  9,000 1,922
1,922
Containers & Packaging 0.0%
Avery Dennison  582 113
113
Metals & Mining 0.1%
BHP Group, ADR (2) 12,000 732
Steel Dynamics  2,000 238
970
Total Materials 8,947
REAL ESTATE 0.4%
Industrial Real Estate Investment Trusts 0.0%
Rexford Industrial Realty, REIT  1,500 74
74
Real Estate Management & Development 0.1%
CoStar Group (1) 14,380 1,194
1,194
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  10,900 775
775
Retail Real Estate Investment Trusts 0.0%
Simon Property Group, REIT  2,000 250
250
Specialized Real Estate Investment Trusts 0.2%
CubeSmart, REIT  19,600 779

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Lamar Advertising, Class A, REIT  10,200 1,033
1,812
Total Real Estate 4,105
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
Vistra  2,000 71
Total Utilities 71
Total Common Stocks (Cost $402,387) 876,977
CONVERTIBLE PREFERRED STOCKS 0.4%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 62
Total Health Care 62
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 27
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)(3)
(4) 15,573 1,145
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)(3)(4) 4,257 313
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)(3)
(4) 11,136 818
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)(3)
(4) 6,806 26
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 199
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22, Cost $240 (1)
(3)(4) 16,810 171
Socure, Series A, Acquisition Date: 12/22/21, Cost $194 (1)(3)(4) 12,046 66
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (1)(3)(4) 9,887 54
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)(4) 22,915 126
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141 (1)(3)(4) 28,431 139
Total Information Technology 3,085
Total Convertible Preferred Stocks (Cost $3,287) 3,147
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.42% (5)(6) 242,183 242
Total Short-Term Investments (Cost $242) 242

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.42% (5)(6) 6,147,615 6,148
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,148
Total Securities Lending Collateral (Cost $6,148) 6,148
Total Investments in Securities 100.7%
(Cost $412,064) $ 886,514
Other Assets Less Liabilities (0.7)% (5,834)
Net Assets 100.0% $ 880,680
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at November 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,153 and represents 0.5% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 21++
Totals $ —# $ — $ 21+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 7,761  ¤  ¤ $ 6,390
Total $ 6,390^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $21 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,390.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Tax-Efficient Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Tax-Efficient Equity Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 875,971 $ — $ 1,006 $ 876,977
Convertible Preferred Stocks — — 3,147 3,147
Short-Term Investments 242 — — 242
Securities Lending Collateral 6,148 — — 6,148
Total $ 882,361 $ — $ 4,153 $ 886,514

T. ROWE PRICE Tax-Efficient Equity Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F136-054Q3 11/23